SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

December 31, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 96.1%
Australia — 0.9%
$1,693,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	$1,722,224
2,329,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	2,378,390
2,736,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	2,871,619
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	17,236
143,548	Quintis Australia Pty Ltd., PIK, 12.00%, 10/1/28(a),(b),(c)	—
		6,989,469
Canada — 4.8%
3,874,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	3,706,858
4,249,000	AltaGas Ltd., 7.20%, 10/15/54(a),(d)	4,280,778
2,203,000	Bombardier, Inc., 6.00%, 2/15/28(a)	2,191,554
3,592,000	Bombardier, Inc., 7.00%, 6/1/32(a)	3,653,570
3,577,000	Garda World Security Corp., 8.38%, 11/15/32(a)	3,648,540
3,275,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 2/15/29(a)	3,422,652
7,662,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	7,539,313
4,896,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	4,426,342
2,312,000	NOVA Chemicals Corp., 9.00%, 2/15/30(a)	2,438,836
2,879,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	2,678,154
		37,986,597
Czech Republic — 0.4%
2,812,000	Allwyn Entertainment Financing UK Plc, 7.88%, 4/30/29(a)	2,897,242

Finland — 1.1%
4,397,000	Nordea Bank Abp, 6.30%, (a),(d),(e)	4,203,901
4,736,000	Nordea Bank Abp, 6.30%, (d),(e),(f)	4,528,013
		8,731,914
France — 2.4%
3,665,000	Altice France SA, 8.13%, 2/1/27(a)	2,969,118
2,623,000	Credit Agricole SA, 6.70%, (d),(e),(f)	2,514,172
5,294,000	Credit Agricole SA, 6.70%, (a),(d),(e)	5,074,352
2,881,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	2,925,787
5,310,000	Societe Generale SA, 8.50%, (a),(d),(e)	5,292,694
		18,776,123
Germany — 1.2%
4,525,000	Cerdia Finanz GmbH, 9.38%, 10/3/31(a)	4,717,347
4,682,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	4,661,341
		9,378,688
Hong Kong — 0.5%
4,333,000	Melco Resorts Finance Ltd., 7.63%, 4/17/32(a)	4,354,969

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Israel — 0.3%
$2,575,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	$2,471,968

Italy — 1.5%
4,748,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	4,748,237
4,506,000	Optics Bidco SpA, Series 2033, 6.38%, 11/15/33(a)	4,510,875
2,362,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	2,361,758
		11,620,870
Japan — 0.9%
3,461,000	Rakuten Group, Inc., 9.75%, 4/15/29(a)	3,754,759
3,308,000	Rakuten Group, Inc., 11.25%, 2/15/27(a)	3,608,343
		7,363,102
Luxembourg — 1.7%
3,596,000	Altice Financing SA, 5.00%, 1/15/28(a)	2,818,115
1,475,000	Altice Financing SA, 5.75%, 8/15/29(a)	1,082,583
2,204,000	Altice Financing SA, 9.63%, 7/15/27(a)	2,046,644
1,145,000	Altice France Holding SA, 10.50%, 5/15/27(a)	332,450
3,078,000	INEOS Finance Plc, 7.50%, 4/15/29(a)	3,153,520
4,089,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30(a)	3,779,843
		13,213,155
Mexico — 0.7%
2,810,000	Banco Mercantil del Norte SA, 8.38%, (a),(d),(e)	2,794,467
2,818,000	Banco Mercantil del Norte SA, 8.75%, (a),(d),(e)	2,792,913
		5,587,380
Netherlands — 1.0%
4,456,000	Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	4,360,350
1,946,000	VZ Secured Financing BV, 5.00%, 1/15/32(a)	1,718,729
1,883,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	1,697,808
		7,776,887
United Kingdom — 5.2%
3,732,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	3,847,892
3,317,000	Barclays Plc, 8.00%, (d),(e)	3,436,408
3,240,000	Barclays Plc, 9.63%, (d),(e)	3,565,382
2,715,000	Belron UK Finance Plc, 5.75%, 10/15/29(a)	2,724,147
6,015,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	5,473,893
2,769,000	Global Auto Holdings Ltd/AAG FH UK Ltd., 8.38%, 1/15/29(a)	2,560,561
3,771,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 7.25%, 2/15/31(a)	3,827,713
2,558,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 8.13%, 2/15/32(a)	2,609,634
1,835,000	Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/31(a)	1,774,933
6,141,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	5,273,375

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$3,683,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	$3,713,003
2,640,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	2,347,979
		41,154,920
United States — 73.5%
2,367,000	Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	2,435,050
4,063,000	Acrisure LLC / Acrisure Finance, Inc., 8.25%, 2/1/29(a)	4,194,027
5,941,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	5,867,567
1,692,000	Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	1,730,072
2,784,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,555,691
5,542,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	5,561,746
6,203,000	Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	6,347,207
4,734,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	4,416,619
3,839,000	Ally Financial, Inc., 6.65%, 1/17/40(d)	3,734,905
2,482,000	Alpha Generation LLC, 6.75%, 10/15/32(a)	2,453,919
4,349,000	AMC Networks, Inc., 10.25%, 1/15/29(a)	4,618,885
3,699,000	American Airlines, Inc., 7.25%, 2/15/28(a)	3,785,761
4,651,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	4,942,282
6,249,167	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	5,547,741
3,842,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(a)	3,896,800
2,652,000	Avantor Funding, Inc., 3.88%, 11/1/29(a)	2,424,629
3,787,000	Avient Corp., 6.25%, 11/1/31(a)	3,743,082
1,750,000	Avient Corp., 7.13%, 8/1/30(a)	1,790,230
3,910,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	3,821,400
3,167,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.00%, 2/15/31(a)	3,240,794
2,775,000	Axalta Coating Systems LLC, 3.38%, 2/15/29(a)	2,520,218
2,313,000	Ball Corp., 6.88%, 3/15/28	2,365,505
3,191,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	3,152,790
2,566,000	Boost Newco Borrower LLC, 7.50%, 1/15/31(a)	2,688,153
3,209,000	Brandywine Operating Partnership LP, REIT, 8.88%, 4/12/29	3,419,443
3,567,000	Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	3,834,700
5,393,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	5,378,297
2,214,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	2,076,343
3,851,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	3,571,047
4,004,000	Caesars Entertainment, Inc., 6.00%, 10/15/32(a)	3,860,232
1,881,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	1,915,471
2,349,000	Calpine Corp., 5.25%, 6/1/26(a)	2,348,902
4,663,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(a)	4,468,000
5,378,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	4,891,274
3,386,589	Carvana Co., PIK, 9.00%, 12/1/28(a)	3,615,337
987,500	Carvana Co., PIK, 13.00%, 6/1/30(a)	1,087,558

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$4,815,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	$4,396,704
3,890,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	3,750,109
3,589,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	3,525,137
2,724,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(a)	2,712,549
5,422,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	5,528,565
2,025,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27	1,997,841
3,821,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	4,092,626
2,842,000	CHS/Community Health Systems, Inc., 8.00%, 12/15/27(a)	2,839,334
3,697,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	3,814,257
2,275,000	Churchill Downs, Inc., 6.75%, 5/1/31(a)	2,293,877
4,366,000	Cinemark USA, Inc., 7.00%, 8/1/32(a)	4,453,249
4,728,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 7.85%, (e),(g)	4,709,468
6,320,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	6,314,576
2,439,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	2,509,663
3,783,000	Cleveland-Cliffs, Inc., 7.38%, 5/1/33(a)	3,720,731
8,178,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	8,025,927
3,585,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	3,696,332
5,049,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	5,127,948
1,871,753	CMG Media Corp., 8.88%, 6/18/29(a)	1,404,760
3,886,000	Constellium SE, 5.63%, 6/15/28(a)	3,795,548
2,358,000	Coty, Inc., 5.00%, 4/15/26(a)	2,351,782
1,656,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	1,582,031
1,500,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	779,996
3,221,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	2,202,613
4,829,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	4,760,491
4,461,000	CVS Health Corp., 7.00%, 3/10/55(d)	4,478,458
7,646,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	7,495,672
3,786,000	Directv Financing LLC, 8.88%, 2/1/30(a)	3,725,310
4,209,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	4,095,087
2,488,000	DISH DBS Corp., 5.25%, 12/1/26(a)	2,263,769
3,334,000	DISH DBS Corp., 5.75%, 12/1/28(a)	2,848,714
2,960,000	DISH Network Corp., 11.75%, 11/15/27(a)	3,130,645
4,887,000	Domtar Corp., 6.75%, 10/1/28(a)	4,492,805
3,541,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/30(a)	3,545,349
3,855,000	EQM Midstream Partners LP, 6.38%, 4/1/29(a)	3,868,614
2,295,000	Esab Corp., 6.25%, 4/15/29(a)	2,324,387
4,079,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	3,731,449
3,157,000	Focus Financial Partners LLC, 6.75%, 9/15/31(a)	3,136,921
5,501,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	5,283,373
2,134,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	2,156,137

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$2,476,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	$2,406,114
4,083,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	3,943,956
4,202,000	Freedom Mortgage Corp., 12.00%, 10/1/28(a)	4,558,456
3,283,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	3,386,740
2,330,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	2,362,178
2,042,000	GFL Environmental, Inc., 6.75%, 1/15/31(a)	2,098,727
2,197,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	2,197,624
4,374,000	Goat Holdco LLC, 6.75%, 2/1/32(a)	4,331,080
3,202,000	Graphic Packaging International LLC, 6.38%, 7/15/32(a)	3,209,123
4,033,000	Gray Television, Inc., 10.50%, 7/15/29(a)	4,038,192
4,794,000	Griffon Corp., 5.75%, 3/1/28	4,699,168
3,267,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	3,220,245
3,538,000	Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29(a)	3,526,941
2,466,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	2,473,991
1,350,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	1,330,713
5,929,000	International Game Technology Plc, 4.13%, 4/15/26(a)	5,820,046
5,150,000	Iron Mountain, Inc., REIT, 4.88%, 9/15/27(a)	5,020,645
2,346,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	2,145,659
3,878,000	Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32(a)	3,834,448
2,308,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	2,163,690
4,794,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	4,511,350
3,668,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	3,532,085
4,380,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	4,026,477
3,895,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	3,562,069
3,525,000	Level 3 Financing, Inc., 10.50%, 5/15/30(a)	3,837,874
3,152,405	Level 3 Financing, Inc., 11.00%, 11/15/29(a)	3,548,447
2,021,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	2,183,471
4,915,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	5,399,349
5,340,000	Lightning Power LLC, 7.25%, 8/15/32(a)	5,496,175
2,708,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,542,596
4,114,000	McAfee Corp., 7.38%, 2/15/30(a)	4,004,264
1,906,000	McGraw-Hill Education, Inc., 7.38%, 9/1/31(a)	1,951,323
2,692,000	Medline Borrower LP, 3.88%, 4/1/29(a)	2,493,761
2,930,000	Nationstar Mortgage Holdings, Inc., 5.00%, 2/1/26(a)	2,894,364
1,611,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	1,601,016
856,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(a)	854,433
2,126,000	Nationstar Mortgage Holdings, Inc., 7.13%, 2/1/32(a)	2,149,638
2,355,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	2,192,047
7,363,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	6,832,559
1,821,000	Newell Brands, Inc., 6.38%, 5/15/30	1,827,307
1,821,000	Newell Brands, Inc., 6.63%, 5/15/32	1,833,299
5,168,000	Novelis Corp., 3.25%, 11/15/26(a)	4,927,894
3,560,000	NuStar Logistics LP, 5.75%, 10/1/25	3,557,583
4,780,000	OneMain Finance Corp., 9.00%, 1/15/29	5,068,242
3,968,000	OneSky Flight LLC, 8.88%, 12/15/29(a)	3,982,030

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$2,700,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31(a)	$2,427,808
5,150,000	Paramount Global, 2.90%, 1/15/27	4,924,066
5,317,000	Pike Corp., 5.50%, 9/1/28(a)	5,115,057
3,990,000	Planet Financial Group LLC, 10.50%, 12/15/29(a)	4,060,763
1,931,000	Post Holdings, Inc., 6.25%, 10/15/34(a)	1,886,303
4,257,000	PRA Group, Inc., 8.88%, 1/31/30(a)	4,416,901
6,920,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	7,117,528
2,634,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 8/31/27(a)	2,461,157
654,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 4/15/26(a)	653,854
5,759,000	Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	5,706,959
5,277,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	5,449,542
4,033,000	Royal Caribbean Cruises Ltd., 5.63%, 9/30/31(a)	3,966,186
3,583,000	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(a)	3,629,266
2,964,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	2,840,621
2,265,000	Sealed Air Corp., 4.00%, 12/1/27(a)	2,162,977
3,694,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(a)	3,758,249
2,631,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	1,943,396
2,600,000	Sirius XM Radio LLC, 3.13%, 9/1/26(a)	2,498,780
5,822,000	Sirius XM Radio LLC, 4.00%, 7/15/28(a)	5,364,844
3,754,000	Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	3,833,393
3,500,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	3,412,654
3,458,000	Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	3,626,403
1,838,000	Standard Building Solutions, Inc., 6.50%, 8/15/32(a)	1,842,996
4,472,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	4,374,351
2,270,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	2,242,849
3,148,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	3,157,312
2,083,000	Tenet Healthcare Corp., 6.13%, 10/1/28	2,080,333
5,170,000	Tenneco, Inc., 8.00%, 11/17/28(a)	4,809,323
1,410,000	TransDigm, Inc., 5.50%, 11/15/27	1,387,696
4,744,000	TransDigm, Inc., 6.75%, 8/15/28(a)	4,790,395
3,252,000	U.S. Cellular Corp., 6.70%, 12/15/33	3,436,250
2,176,000	U.S. Foods, Inc., 6.88%, 9/15/28(a)	2,224,543
2,073,000	UKG, Inc., 6.88%, 2/1/31(a)	2,103,539
3,881,000	United Airlines, Inc., 4.38%, 4/15/26(a)	3,814,551
1,545,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, REIT, 10.50%, 2/15/28(a)	1,646,909
3,018,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	3,008,208
1,792,000	Univision Communications, Inc., 8.50%, 7/31/31(a)	1,759,643
7,333,000	Venture Global LNG, Inc., 7.00%, 1/15/30(a)	7,445,000
3,403,000	Venture Global LNG, Inc., 9.00%, (a),(d),(e)	3,558,731
5,403,000	Viasat, Inc., 7.50%, 5/30/31(a)	3,755,201
4,021,000	Vibrantz Technologies, Inc., 9.00%, 2/15/30(a)	3,711,618
6,489,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	6,236,047

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$372,649	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(b),(c),(h)	$—
4,198,000	Walgreens Boots Alliance, Inc., 8.13%, 8/15/29	4,146,431
		579,630,503
Total Corporate Bonds		757,933,787
(Cost $753,796,446)
U.S. Treasury Obligations — 1.0%
United States — 1.0%
7,789,000	U.S. Treasury Notes, 2.88%, 5/31/25	7,743,666

Total U.S. Treasury Obligations		7,743,666
(Cost $7,740,816)

Shares
Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR(i),*	8,233

United States — 0.00%
70,137	Quintis Ltd.(b),(c),*	0
1,445	Voyager Aviation Holdings LLC(b),(c),(i),*	15
241	Voyager Aviation Holdings LLC(b),(c),(i),*	0
12,785	W R Grace & Co.(b),(c),(i),*	0
		15
Total Common Stocks		8,248
(Cost $2)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49(b),(c),(i),*	0

Total Rights/Warrants		0
(Cost $0)
Investment Company — 0.9%
6,866,471	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	6,866,471
Total Investment Company		6,866,471
(Cost $6,866,471)
Total Investments		$772,552,172
(Cost $768,403,735) — 98.0%
Other assets in excess of liabilities — 2.0%		15,947,966
NET ASSETS — 100.0%		$788,500,138

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2024 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2024.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Security delisted or issuer in bankruptcy.
(j)	Affiliated investment.
*	Non-income producing security.
Credit default swaps sell protection as of December 31, 2024:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App. (Dep.)	Value
5.00%	Markit CDX HY Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	3.12	USD	15,301	$1,264,319	$(59,152)	$1,205,167
5.00%	Markit CDX HY Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	3.12	USD	22,974	1,775,961	33,562	1,809,523
Total								$3,040,280	$(25,590)	$3,014,690

Abbreviations used are defined below:
ICS - Implied Credit Spread
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USD - United States Dollar